Associates and Joint Ventures - Disclosure Of Purchase Commitments (Details) - VMO2 € in Millions	Dec. 31, 2023 EUR (€)
2024
Commitments [Line Items]
Commitments in relation to joint ventures	€ 2,712
2024 | Purchase commitments
Commitments [Line Items]
Commitments in relation to joint ventures	664
2024 | Programming commitments
Commitments [Line Items]
Commitments in relation to joint ventures	635
2024 | Network and connectivity commitments
Commitments [Line Items]
Commitments in relation to joint ventures	1,072
2024 | Other commitments
Commitments [Line Items]
Commitments in relation to joint ventures	341
2025
Commitments [Line Items]
Commitments in relation to joint ventures	1,113
2025 | Purchase commitments
Commitments [Line Items]
Commitments in relation to joint ventures	226
2025 | Programming commitments
Commitments [Line Items]
Commitments in relation to joint ventures	463
2025 | Network and connectivity commitments
Commitments [Line Items]
Commitments in relation to joint ventures	160
2025 | Other commitments
Commitments [Line Items]
Commitments in relation to joint ventures	264
2026
Commitments [Line Items]
Commitments in relation to joint ventures	892
2026 | Purchase commitments
Commitments [Line Items]
Commitments in relation to joint ventures	122
2026 | Programming commitments
Commitments [Line Items]
Commitments in relation to joint ventures	456
2026 | Network and connectivity commitments
Commitments [Line Items]
Commitments in relation to joint ventures	63
2026 | Other commitments
Commitments [Line Items]
Commitments in relation to joint ventures	251
2027
Commitments [Line Items]
Commitments in relation to joint ventures	796
2027 | Purchase commitments
Commitments [Line Items]
Commitments in relation to joint ventures	107
2027 | Programming commitments
Commitments [Line Items]
Commitments in relation to joint ventures	435
2027 | Network and connectivity commitments
Commitments [Line Items]
Commitments in relation to joint ventures	23
2027 | Other commitments
Commitments [Line Items]
Commitments in relation to joint ventures	231
2028
Commitments [Line Items]
Commitments in relation to joint ventures	536
2028 | Purchase commitments
Commitments [Line Items]
Commitments in relation to joint ventures	94
2028 | Programming commitments
Commitments [Line Items]
Commitments in relation to joint ventures	214
2028 | Network and connectivity commitments
Commitments [Line Items]
Commitments in relation to joint ventures	14
2028 | Other commitments
Commitments [Line Items]
Commitments in relation to joint ventures	214
Subsequent years
Commitments [Line Items]
Commitments in relation to joint ventures	535
Subsequent years | Purchase commitments
Commitments [Line Items]
Commitments in relation to joint ventures	43
Subsequent years | Programming commitments
Commitments [Line Items]
Commitments in relation to joint ventures	0
Subsequent years | Network and connectivity commitments
Commitments [Line Items]
Commitments in relation to joint ventures	202
Subsequent years | Other commitments
Commitments [Line Items]
Commitments in relation to joint ventures	290
Commitments in relation to joint ventures	€ 6,584
Total commitments of joint venture (in percent)	1
Purchase commitments
Commitments [Line Items]
Commitments in relation to joint ventures	€ 1,256
Programming commitments
Commitments [Line Items]
Commitments in relation to joint ventures	2,203
Network and connectivity commitments
Commitments [Line Items]
Commitments in relation to joint ventures	1,534
Other commitments
Commitments [Line Items]
Commitments in relation to joint ventures	€ 1,591